Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2023 $ / $	Dec. 31, 2022 MXN ($) $ / € $ / SFr $ / $ $ / shares	Dec. 31, 2022 USD ($) $ / € $ / SFr $ / $ $ / shares	Dec. 31, 2022 EUR (€) $ / € $ / SFr $ / $ $ / shares	Dec. 31, 2022 CHF (SFr) $ / € $ / SFr $ / $ $ / shares	Dec. 31, 2021 MXN ($) $ / € $ / $ $ / $ $ / shares $ / $ $ / SFr	Dec. 31, 2021 USD ($) $ / € $ / $ $ / $ $ / shares $ / $ $ / SFr	Dec. 31, 2021 EUR (€) $ / € $ / $ $ / $ $ / shares $ / $ $ / SFr	Dec. 31, 2021 CHF (SFr) $ / € $ / $ $ / $ $ / shares $ / $ $ / SFr	Dec. 31, 2021 ARS ($) $ / € $ / $ $ / $ $ / shares $ / $ $ / SFr	Dec. 31, 2021 CLP ($) $ / € $ / $ $ / $ $ / shares $ / $ $ / SFr	Dec. 31, 2020 $ / $
Financial Risk Management
Foreign exchange rate		19.4760	19.4760	19.4760	19.4760	20.5031	20.5031	20.5031	20.5031	20.5031	20.5031	19.9493
Assets		$ 299,107,531				$ 293,742,081
Liabilities		154,977,626				197,218,017
Foreign currency risk | U.S. dollar
Financial Risk Management
Risk exposure on assets		46,208,173	$ 2,372,570			17,054,602	$ 831,806
Risk exposure on liabilities		$ 85,920,010	$ 4,411,584			$ 106,926,742	$ 5,215,150
Foreign exchange rate | $ / $	18.0275	19.4760	19.4760	19.4760	19.4760	20.5031	20.5031	20.5031	20.5031	20.5031	20.5031
Foreign currency risk | U.S. dollar | Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
Risk exposure associated with instruments		$ 50,219,558	$ 2,578,500			$ 26,666,715	$ 1,300,600
Foreign currency risk | Euros
Financial Risk Management
Risk exposure on assets		432,795		€ 20,720		260,071		€ 11,139
Risk exposure on liabilities		$ 4,950		€ 237		$ 13,962		€ 598
Foreign exchange rate | $ / €		20.8878	20.8878	20.8878	20.8878	23.3478	23.3478	23.3478	23.3478	23.3478	23.3478
Foreign currency risk | Swiss francs
Financial Risk Management
Risk exposure on assets		$ 42,445			SFr 2,009	$ 93,126			SFr 4,139
Risk exposure on liabilities		$ 491,869			SFr 23,281	$ 19,867			SFr 883
Foreign exchange rate | $ / SFr		21.1275	21.1275	21.1275	21.1275	22.4997	22.4997	22.4997	22.4997	22.4997	22.4997
Foreign currency risk | Argentinean pesos
Financial Risk Management
Risk exposure on assets						$ 12,780				$ 64,026
Foreign exchange rate | $ / $						0.1996	0.1996	0.1996	0.1996	0.1996	0.1996
Foreign currency risk | Chilean pesos
Financial Risk Management
Risk exposure on assets						$ 13,825					$ 576,044
Foreign exchange rate | $ / $						0.0240	0.0240	0.0240	0.0240	0.0240	0.0240
Foreign currency risk | Other currencies
Financial Risk Management
Risk exposure on assets						$ 5,266
Risk exposure on liabilities						$ 185
Assets		$ 3,032
Liabilities		$ 33